UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
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Address:   c/o 3G Capital Inc.
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           600 Third Avenue, 37th Floor
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           New York, NY 10016
           --------------------------------------------------

Form 13F File Number:  028-12896
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
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Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernardo Piquet          New York, New York        August 15, 2011
       ------------------------   --------------------------  ----------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              10
                                               -------------
                                                 $164,622
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMDOCS LTD                   ORD              G02602103    8,536    280,874 SH       SOLE                   280,874
DARDEN RESTAURANTS INC       COM              237194105    3,228     64,864 SH       SOLE                    64,864
DIRECTV                      COM CL A         25490A101    3,710     73,000 SH       SOLE                    73,000
GOLDMAN SACHS GROUP INC      COM              38141G104   41,895    314,786 SH       SOLE                   314,786
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106   30,250  1,284,504 SH       SOLE                 1,284,504
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    3,217     95,000 SH       SOLE                    95,000
SIRIUS XM RADIO INC          COM              82967N108   24,462 11,169,961 SH       SOLE                11,169,961
TYCO INTERNATIONAL LTD       SHS              H89128104   34,981    707,684 SH       SOLE                   707,684
UNION PAC CORP               COM              907818108    3,397     32,538 SH       SOLE                    32,538
VALE S A                     ADR              91912E105   10,946    342,600 SH       SOLE                   342,600